Brokerage Commissions and Net Gains (Losses) on Investment Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Brokerage commissions	¥ 122	¥ 24	¥ 119
Net gains on investment securities	28,805	24,894	15,116
Dividends income	5,887	4,419	4,344
Brokerage commissions and net gains on investment securities	¥ 34,814	¥ 29,337	¥ 19,579